Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term investments
Short-term investments

4.Short-term investments

	As of December 31,
	2019	2020
	RMB	RMB
Structured deposits	40,000	1,473,349

The Group purchased structured deposits issued by commercial banks or other financial institutions with non-guaranteed principal and variable interest rates indexed to the performance of underlying assets within one year. The balance of short-term investments as of December 31, 2019 and 2020 is denominated in RMB.

Short-term investments of nil and RMB603,185 were held as collateral for the Group’s notes payable as of December 31, 2019 and 2020 (Note 11).